CONDENSED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Office equipment, accumulated depreciation (in dollars)	$ 26	$ 23	$ 16
Intangible assets, accumulated amortization (in dollars)	$ 124	$ 111	$ 94
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	37,237,356	33,181,197	27,252,966
Common stock, shares outstanding	37,237,356	33,181,197	27,252,966